Stock Option Plans	12 Months Ended
Jan. 31, 2021
Share-based Payment Arrangement [Abstract]
Stock Option Plans
18. Stock Option Plans
At January 31, 2021, the Company had stock-based compensation plans as described in more detail below. The total compensation expense related to stock-based awards granted under these plans during the fiscal years ended January 31, 2021 and 2020 was approximately $708,000 and $854,000, respectively. The Company recognizes stock-based compensation costs net of a forfeiture rate for only those awards expected to vest over the requisite service period of the award. The Company estimates the forfeiture rate based on its historical experience regarding employee terminations and forfeitures.
The fair value of each option award is estimated as of the date of grant using a Black-Scholes-Merton option pricing formula. Expected volatility is based on historical volatility of the Company’s stock over a preceding period commensurate with the expected term of the option. The expected term is based upon historical exercise patterns. The risk-free rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of grant. Expected dividend yield was not considered in the option pricing formula since the Company does not pay dividends and has not paid any dividends since its incorporation. The weighted average grant-date fair value of options granted during the fiscal years ended January 31, 2021 and 2020 were $0.70 and $1.77, respectively. The assumptions for the periods indicated are noted in the following table.
Weighted average Black-Scholes-Merton fair value assumptions

	Year Ending January 31,
	2021	2020
Risk free interest rate	0.34% - 0.37%	1.47% - 2.53%
Expected life	3.97 years - 5.97 years	3.98 years - 6.00 years
Expected volatility	53% - 64%	49% - 51%
Expected dividend yield	0.0%	0.0%
Cash flows resulting from tax benefits attributable to tax deductions in excess of the compensation expense recognized for those options (excess tax benefits) are classified as financing out-flows
and operating
in-flows.
The Company had no excess tax benefits during the fiscal years ended January 31, 2021 and 2020.
The Company has share-based awards outstanding under, the MIND Technology, Inc. Stock Awards Plan (“the Plan”). Stock options granted and outstanding under the Plan generally vest evenly over three years and have a
10-year
contractual term. The exercise price of a stock option generally is equal to the fair market value of the Company’s common stock on the option grant date. As of January 31, 2021, there were approximately 615,000 shares available for grant under the Plan. The Plan provides for awards of nonqualified stock options, incentive stock options, restricted stock awards, restricted stock units and phantom stock. New shares are issued upon vesting for restricted stock and upon exercise for options.
Stock Based Compensation Activity
The following table presents a summary of the Company’s stock option activity for the fiscal year ended January 31, 2021:

	Number of Shares (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding, January 31, 2020	2,440	$4.51	7.08	$20
Granted	320	1.47
Exercised	—	—
Forfeited	(41)	4.63
Expired	(133)	5.31

Outstanding, January 31, 2021	2,586	$4.09	6.58	$223

Exercisable at January 31, 2021	1,778	$4.63	5.71	$—
Vested and expected to vest at January 31, 2021	2,562	$4.12	6.55	$213
The aggregate intrinsic value in the table above represents the total pre-tax
intrinsic value (the difference between the Company’s closing stock price on the last trading day of the fourth quarter of fiscal 2021 and the exercise price, multiplied by the number of in-the-money
options) that would have been received by the option holders had all option holders exercised their options on January 31, 2021. This amount changes based upon the market value of the Company’s common stock. No options were exercised during fiscal year ended January 31, 2021. There was no intrinsic value of the 9,000 options exercised during the fiscal year ended January 31, 2020. The fair value of options that vested during the fiscal years ended January 31, 2021 and 2020 was approximately $950,000 and $650,000, respectively. For the fiscal year ended January 31, 2021, approximately 500,000 options vested.
As of January 31, 2021, there was approximately $482,228 of total unrecognized compensation expense related to unvested stock options granted under the Company’s share-based compensation plans. That expense is expected to be recognized over a weighted average period of 1.3 years.
Restricted stock as of January 31, 2021 and changes during the fiscal year ended January 31, 2021 were as follows:

	Year Ended January 31, 2021
	Number of Shares (in thousands)	Weighted Average Grant Date Fair Value
Unvested, beginning of period	37	$3.98
Granted	15	1.25
Vested	(12)	3.98
Canceled	—	—

Unvested, end of period	40	$2.94

As of January 31, 2021, there was approximately no unrecognized stock-based compensation expense related to unvested restricted stock awards.